RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended			12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended			12 Months Ended											12 Months Ended							12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2013 Polyurethanes	Dec. 31, 2012 Polyurethanes	Mar. 31, 2014 Polyurethanes	Dec. 31, 2013 Performance Products	Mar. 31, 2014 Performance Products	Dec. 31, 2011 Performance Products	Dec. 31, 2010 Performance Products	Mar. 31, 2014 Advanced Materials	Dec. 31, 2013 Advanced Materials	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Mar. 31, 2014 Textile Effects	Dec. 31, 2013 Textile Effects	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Mar. 31, 2014 Pigments	Dec. 31, 2013 Pigments	Dec. 31, 2012 Pigments	Dec. 31, 2011 Pigments	Dec. 31, 2013 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Mar. 31, 2014 Discontinued Operations	Mar. 31, 2014 Corporate and other	Dec. 31, 2013 Corporate and other	Dec. 31, 2011 Corporate and other	Dec. 31, 2010 Corporate and other	Dec. 31, 2011 2010 and prior initiatives	Dec. 31, 2011 2010 and prior initiatives Advanced Materials	Dec. 31, 2011 2010 and prior initiatives Textile Effects	Dec. 31, 2011 2010 and prior initiatives Pigments	Dec. 31, 2011 2010 and prior initiatives Corporate and other	Dec. 31, 2011 2011 initiatives	Dec. 31, 2011 2011 initiatives Advanced Materials	Dec. 31, 2011 2011 initiatives Textile Effects	Dec. 31, 2011 2011 initiatives Pigments	Dec. 31, 2012 2011 and prior initiatives	Dec. 31, 2013 2011 and prior initiatives	Dec. 31, 2012 2011 and prior initiatives Performance Products	Dec. 31, 2012 2011 and prior initiatives Advanced Materials	Dec. 31, 2012 2011 and prior initiatives Textile Effects	Dec. 31, 2012 2011 and prior initiatives Pigments	Dec. 31, 2012 2011 and prior initiatives Corporate and other	Dec. 31, 2012 2012 initiatives	Dec. 31, 2013 2012 initiatives	Dec. 31, 2012 2012 initiatives Polyurethanes	Dec. 31, 2012 2012 initiatives Advanced Materials	Dec. 31, 2012 2012 initiatives Corporate and other	Mar. 31, 2013 2012 and prior initiatives	Dec. 31, 2013 2012 and prior initiatives	Mar. 31, 2014 2012 and prior initiatives	Dec. 31, 2013 2012 and prior initiatives Polyurethanes	Dec. 31, 2013 2012 and prior initiatives Advanced Materials	Dec. 31, 2013 2012 and prior initiatives Textile Effects	Dec. 31, 2013 2012 and prior initiatives Pigments	Dec. 31, 2013 2012 and prior initiatives Corporate and other	Mar. 31, 2013 2013 initiatives	Dec. 31, 2013 2013 initiatives	Mar. 31, 2014 2013 initiatives	Dec. 31, 2013 2013 initiatives Performance Products	Dec. 31, 2013 2013 initiatives Textile Effects	Dec. 31, 2013 2013 initiatives Pigments	Dec. 31, 2013 2013 initiatives Corporate and other
Accrued restructuring costs rollforward
Accrued liabilities at the beginning of the period	$ 113	$ 105	$ 105	$ 92	$ 49				$ 27		$ 8		$ 32	$ 1	$ 1	$ 12	$ 27	$ 12	$ 2	$ 68	$ 42	$ 69	$ 25	$ 2	$ 1	$ 3	$ 8	$ 6	$ 8	$ 3	$ 9	$ 2	$ 1	$ 5											$ 74							$ 21						$ 83								$ 43
Restructuring charges						1	32	5									38	38	20			4	22			4	10					18			23		14	7	2	89	21	65	3	24		1	4	14	4	1	69		38	30	1	44	121		5	38	73	4	1	2	36		18	1		17
Reversal of reserves no longer required	(4)	(7)	(26)	(16)	(5)				(9)							(3)	(8)		(1)		(9)	(16)	(4)								(1)
Restructuring payments																																			(38)	(1)	(18)	(13)	(6)	(14)	(7)	(5)	(2)	(50)		(2)	(15)	(27)	(5)	(1)	(18)		(12)	(6)			(104)		(14)	(45)	(41)	(3)	(1)		(18)		(7)		(1)	(10)
Net activity of discontinued operations			(3)		(2)																							(3)	(2)
Foreign currency effect on liability balance			2	4	(10)					1		(1)						2	(2)	1	2	2	(8)	(1)	1	(1)
Accrued liabilities at the end of the period	126		113	105	92	27			9	27	8	10	32	1	1	7	12	27	12	65	68	42	69	3	2	1	3	3	6	3	8	9	1	5										52	74						53	21					95	83							18	43
Current portion of restructuring reserves	68		55	93					4		3	10	32			7	12			12	15			3	2			3		3	8	9
Long-term portion of restructuring reserves	$ 58		$ 58	$ 12					$ 5		$ 5									$ 53	$ 53